Earnings Per Share	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Earnings per Share

NOTE 5 EARNINGS PER SHARE

Basic earnings (loss) per share attributable to U.S. Cellular shareholders is computed by dividing Net income (loss) attributable to U.S. Cellular shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share attributable to U.S. Cellular shareholders is computed by dividing Net income (loss) attributable to U.S. Cellular shareholders by the weighted average number of common shares outstanding during the period adjusted to include the effects of potentially dilutive securities. Potentially dilutive securities primarily include incremental shares issuable upon exercise of outstanding stock options and the vesting of restricted stock units.

The amounts used in computing earnings (loss) per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year ended December 31,	2014	2013	2012
(Dollars and shares in thousands, except earnings per share)
Net income (loss) attributable to U.S. Cellular shareholders	$(42,812)	$140,038	$111,006

Weighted average number of shares used in basic earnings (loss) per share	84,213	83,968	84,645
Effect of dilutive securities:
Stock options (1)	-	211	184
Restricted stock units (1)	-	551	401

Weighted average number of shares used in diluted earnings (loss) per share	84,213	84,730	85,230

Basic earnings (loss) per share attributable to U.S. Cellular shareholders	$(0.51)	$1.67	$1.31

Diluted earnings (loss) per share attributable to U.S. Cellular shareholders	$(0.51)	$1.65	$1.30

(1) There were no effects of dilutive securities for the year ended December 31, 2014 due to the net loss for the year.

Certain Common Shares issuable upon the exercise of stock options or vesting of restricted stock units were not included in average diluted shares outstanding for the calculation of Diluted earnings (loss) per share attributable to U.S. Cellular shareholders because their effects were antidilutive. The number of such Common Shares excluded, if any, is shown in the table below.

Year Ended December 31,	2014	2013	2012
(Shares in thousands)
Stock options	3,279	2,010	2,123

Restricted stock units	1,186	190	369

On June 25, 2013, U.S. Cellular paid a special cash dividend of $5.75 per share, for an aggregate amount of $482.3 million, to all holders of U.S. Cellular Common Shares and Series A Common Shares as of June 11, 2013. Outstanding U.S. Cellular stock options and restricted stock unit awards were equitably adjusted for the special cash dividend. The impact of such adjustments on the earnings (loss) per share calculation was fully reflected for all years presented.